PROPERTY AND EQUIPMENT (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Property and equipment
Cost	$ 33,053
Accumulated Amortization	29,351
Net Book Value	3,702	$ 4,322
Depreciation Expense
Amortization of property and equipment	1,931	2,320
Research and Development
Depreciation Expense
Amortization of property and equipment	364	1,067
Sales and Marketing
Depreciation Expense
Amortization of property and equipment	40	56
General and Administration
Depreciation Expense
Amortization of property and equipment	1,527	1,197
Test and research and development equipment
Property and equipment
Cost	24,236
Accumulated Amortization	21,581
Net Book Value	2,655	3,056
Computer hardware
Property and equipment
Cost	3,702
Accumulated Amortization	3,489
Net Book Value	213	260
Production fixtures
Property and equipment
Cost	2,433
Accumulated Amortization	1,874
Net Book Value	559	661
Leasehold improvements
Property and equipment
Cost	1,081
Accumulated Amortization	978
Net Book Value	103	146
Furniture and fixtures
Property and equipment
Cost	864
Accumulated Amortization	761
Net Book Value	103	145
Communication equipment
Property and equipment
Cost	289
Accumulated Amortization	285
Net Book Value	4	8
Other
Property and equipment
Cost	448
Accumulated Amortization	383
Net Book Value	$ 65	$ 46